Intangible Assets - Additional Information (Details)		12 Months Ended
	Oct. 01, 2022	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Oct. 01, 2023 USD ($)
Schedule Of Intangible Assets [Line Items]
Operating segment | segment		1
Goodwill impairment		$ 0	$ 0
Estimated equity value				$ 165,800,000
Exceeds the reported net assets				158,400,000
Equity value				$ 7,300,000
CGU valuation, discounted cash flow forecast period	7 years
CGU valuation, WACC rate	0.12
CGU valuation, terminal free cash flow rate	0.03
Sensitivity analysis, WAAC rate at which impairment of CGU would occur	0.20
Projected revenue period	7 years
Projected revenue CAGR	0.37
Sensitivity analysis, CAGR rate at which impairment of CGU would occur	0.25
Sensitivity analysis, period at identified CAGR rate at which impairment of CGU would occur	7 years
Purchased software
Schedule Of Intangible Assets [Line Items]
Estimated life		5 years
Capitalized internally developed software costs
Schedule Of Intangible Assets [Line Items]
Estimated life		5 years